Investment (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Investment [Line Items]
Investment	₨ 94
Percentage of investment		10.00%		10.00%
Azure Power India Private Limited A Z I [Member]
Investment [Line Items]
Equity investment committed		₨ 319		$ 3.9
Corporate Joint Venture [Member] | Azure Power India Private Limited A Z I [Member]
Investment [Line Items]
Invested amount		₨ 43	$ 0.5